Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 75,932	$ 62,952
Short-term investments	200,000	200,350
Accounts receivable	3,791	90
Inventories	6,005	4
Prepayments and other current assets	6,736	5,749
Total current assets	292,464	269,145
Restricted cash, non-current	510
Investments in equity investees	2,398	3,150
Prepayments for equipment	440	276
Property and equipment, net	21,353	20,494
Operating lease right-of-use assets	15,071
Land use rights, net	7,655
Intangible assets, net	1,148	321
Long term deposits	377	557
Value added tax recoverable	13,737	8,044
Total assets	355,153	301,987
Current liabilities:
Short-term borrowings	6,450	3,643
Accounts payable	22,660	37,432
Current operating lease liabilities	4,351
Other current liabilities	13,174	7,767
Total current liabilities	46,635	48,842
Deferred income	2,881	2,064
Non-current operating lease liabilities	10,977
Total liabilities	60,493	50,906
Commitments and contingencies (Note 21)
Shareholders' equity
Ordinary shares (par value of US$0.00006 per share; 83,333,333 shares authorized, 58,006,967 and 68,237,247 shares issued and outstanding as of December 31,2018 and 2019, respectively)	4	3
Additional paid-in capital	734,734	498,043
Accumulated deficit	(444,698)	(249,627)
Accumulated other comprehensive income	4,620	2,662
Total shareholders' equity	294,660	251,081
Total liabilities and shareholders' equity	$ 355,153	$ 301,987